Segment and geographic information	12 Months Ended
Jun. 30, 2026
Segment and geographic information
Segment and geographic information

7.    Segment and geographic information

In line with the management approach, the operating segments were identified on the basis of LuxExperience Group’s internal reporting and how our chief operating decision maker (CODM), assesses the performance of the business. LuxExperience Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM.

Pre-acquisition

Prior to the acquisition of YNAP on April 23, 2025, LuxExperience Group reported two operating segments:

●	Online operations, primarily represented by the Mytheresa online platform, and
●	Retail stores, comprised of the two retail stores located in Munich, Germany

Post-acquisition and reporting changes

Following the acquisition and updates to the monthly management reporting effective May 2025, the Company revised its segment reporting structure to accurately reflect how the CODM now monitors the Group’s business.

The CODM remains the Chief Executive Officer and Chief Financial Officer, who collectively allocate resources and assess performance across operating segments. The expanded LuxExperience Group operates four online brands – Mytheresa, Net-A-Porter (NAP), Mr Porter (MRP), and YOOX – as well as the two retail stores in Munich which are now included within the Luxury | Mytheresa segment.

On October 31, 2025, LuxExperience Group announced that it had entered into a binding agreement with The O Group LLC to sell the set of assets powering THE OUTNET platform. Management concluded that THE OUTNET qualified as a discontinued operation under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations because it constituted a distinguishable component of the Group and represented a separate major line of business. The conclusion was based on the fact that THE OUTNET operated under a separate brand through its own online store, with distinct marketing activities. Its assets, liabilities, revenue and expenses were separately identifiable, it generated cash flows independently from the Group’s other stores.

As of each reporting period end during the current fiscal year, including September 30, 2025, December 31, 2025 and March 31, 2026, management determined that the sale of the defined group of assets associated with THE OUTNET was highly probable. Accordingly, THE OUTNET met the criteria for classification as held for sale throughout the current fiscal year. As THE OUTNET also represented a distinguishable component and a separate major line of business, it was classified as a discontinued operation.

Accordingly, THE OUTNET’s results are presented separately as discontinued operations and are excluded from the Off-Price segment for the fiscal year ended June 30, 2026. THE OUTNET’s results were previously included in the Off-Price segment in the annual consolidated financial statements and accompanying notes included in the Company’s Annual Report for the fiscal year ended June 30, 2025. Further information regarding THE OUTNET and its presentation as discontinued operations is included in Note 32.

Following the operating segment realignment described above, the Group identified the following three operating segments, which represent components of the business whose operating results are regularly reviewed by the CODM for resource-allocation and performance-assessment purposes:

●	Luxury | Mytheresa, represents Mytheresa business including the Mytheresa online platform and the retail stores in Munich,
●	Luxury | NAP & MRP comprises the in-season luxury online brands Net-A-Porter and Mr Porter,
●	Off-Price, represents the off-season luxury brand YOOX

Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation, amortization and impairment losses.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income from the previous operating segments online operations and retail stores to the combined operating segment Luxury | Mytheresa for the fiscal year ended June 30, 2024.

	Fiscal year ended June 30, 2024 (restated) (3)
		Retail	Corporate	Luxury		IFRS
(in € thousands)	Online	Stores	Costs(1)	Mytheresa	Reconciliation(2)	consolidated
Net Sales	826,690	14,162	—	840,852	—	840,852
Segment EBITDA	37,396	4,516	(16,072)	25,840	(32,589)	(6,748)
Depreciation, amortization and impairment losses						(15,205)
Finance income (costs), net						(4,772)
Income tax expense						1,814
Net loss from continuing operations						(24,912)
(1)	During the year ended June 30, 2024, there were €16,072 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Corporate administrative expenses were not allocated to the segments as Group functions were managed centrally.
(2)	During the year ended June 30, 2024, there were €14,081 thousand in expenses related to Other transaction-related, certain legal and other expenses and €18,508 thousand related to share-based compensation.
(3)	Prior to fiscal 2025, corporate costs were not allocated to any segment. Starting with fiscal 2025 and driven by the YNAP acquisition, to align with the changes in the group structure, management now includes corporate costs in the respective segments. The effect for fiscal year 2024 is presented in the column “Corporate costs” in the table above.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income for the fiscal year ended June 30, 2025, in accordance with the revised segment structure following the YNAP Acquisition.

	Fiscal year ended June 30, 2025
	Luxury	Luxury		Total			IFRS
(in € thousands)	Mytheresa	NAP & MRP(1)	Off-Price(1) (7)	Segments	Other(1) (2)	Reconciliation(3)(4)(5)(6)	consolidated
Net sales	916,103	213,829	78,777	1,208,709	19,772	(2,167)	1,226,314
Segment EBITDA	44,581	8,515	(4,614)	48,483	1,048	556,516	606,048
Depreciation, amortization and impairment losses							(25,351)
Finance income (costs), net							(5,072)
Income tax expense							(3,570)
Net income from continuing operations							572,054
(1)	Includes the period starting from the date of acquisition.
(2)

Represents Online Flagship Stores (“OFS”) and Feng Mao (“FM”) businesses being wound down, and for which the financial information is not regularly reviewed by the Chief Operating Decision Maker (CODM), and therefore are not considered operating segments.

(3)	During the year ended June 30, 2025 there were €52,725 thousand related to Other transaction-related, certain legal and other expenses.
(4)

Certain members of management and supervisory board members have been granted share-based compensation for which the related expense is recognized over the applicable vesting periods. Management adjusts Segment EBITDA to exclude share-based compensation expense, as it is not considered indicative of the Group’s underlying operating performance. For the year ended June 30, 2025, share-based compensation expense amounted to €14,287 thousand and is reflected in the reconciliation column, primarily within Selling, general and administrative expenses.

(5)

Includes the gain on bargain purchase of €623,531 thousand recognized during the year ended June 30, 2025 is reflected in the reconciliation column. Refer to Note 6 – Business Combination for further details.

(6)

During the year ended June 30, 2025, intersegmental net sales between Luxury | Mytheresa and THE OUTNET were included in Net sales, with corresponding amounts included in Cost of sales, exclusive of depreciation and amortization. As these intercompany transactions are eliminated on consolidation, the related amounts are reflected in the reconciliation column.

(7)

The comparative information for the year ended June 30, 2025 has been revised to reflect the exclusion of THE OUTNET (“TON”) from the Off-Price segment in connection with the announced and completed sale of TON during the current fiscal year. Accordingly, TON amounts of €35,963 thousand and negative €2,095 thousand were removed from Off-Price Net Sales and Off-Price Segment EBITDA, respectively. Prior to this revision, TON’s results were included within the Off-Price segment.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income for the fiscal year ended June 30, 2026, in accordance with the revised segment structure following the YNAP Acquisition as well as the subsequent sale of THE OUTNET.

	Fiscal year ended June 30, 2026
	Luxury	Luxury		Segments			IFRS
(in € thousand)	Mytheresa	NAP & MRP	Off-Price	Total	Other(1) (2)	Reconciliation(3)(4)(5)(6)	consolidated
Net sales	994,264	994,776	485,129	2,474,169	33,556	(5,030)	2,502,695
Segment EBITDA	62,312	(5,958)	(45,522)	10,833	2,484	(113,504)	(100,187)
Depreciation, amortization and impairment losses							(55,613)
Finance income (costs), net							(4,195)
Income tax expense							2,752
Net loss from continuing operations							(157,243)
(1)	Represents Online Flagship Stores (“OFS”) and Feng Mao (“FM”) businesses being wound down, and for which the financial information is not regularly reviewed by the Chief Operating Decision Maker (CODM), and therefore are not considered operating segments.
(2)	Represents revenues recognized and expenses incurred during the period from May 1, 2026 through June 30, 2026 in connection with the Transition Services Agreement entered into in connection with the completed sale of THE OUTNET. Refer to Note 32 - Discontinued Operations for further details.
(3)	During the year ended June 30, 2026 there were €81,734 thousand related to Other transaction-related, certain legal and other expenses.
(4)	Certain members of management and supervisory board members have been granted share-based compensation for which the related expense is recognized over the applicable vesting periods. Management adjusts Segment EBITDA to exclude share-based compensation expense, as it is not considered indicative of the Group’s underlying operating performance. For the year ended June 30, 2026, share-based compensation expense amounted to €19,690 thousand and is reflected in the reconciliation column, primarily within Selling, general and administrative expenses.
(5)	Includes foreign exchange gains and losses arising on intercompany balances, recorded in Other income (expense), net. These amounts are excluded from Segment EBITDA, as they reflect increased foreign exchange volatility on intra-group cash balances. The adjustment represents a foreign exchange loss of €12,081 thousand for the year ended June 30, 2026.
(6)	During the fiscal years ended June 30, 2025 and June 30, 2026, net sales include inter-segmental sales of €2,167 thousand and €5,030 thousand respectively with corresponding amounts included in Cost of sales, exclusive of depreciation and amortization. As these intercompany transactions are eliminated on consolidation, the related amounts are reflected in the reconciliation column.

Geographic information

Non-current assets excluding financial instruments and deferred tax assets:

(in € thousands)	June 30, 2025	June 30, 2026
Germany	237,880	231,703
Italy	80,185	60,679
United Kingdom	60,701	56,287
USA	41,256	19,899
Other	5,618	1,229
	425,640	369,796

Information on net sales by geographic area is presented in Note 13, Net sales. Geographic results are not regularly reviewed by the CODM for resource allocation or performance evaluation and therefore are not considered in operating segments.